Intangible assets - Changes (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Goodwill
Balance as at beginning of year	$ 7,393	$ 7,599
Additions		12
Impairment		(122)
Balances reclassified to assets held for sale		(55)
Other adjustments	26	(41)
Balance as at end of year	7,419	7,393
Computer software
Intangible assets other than goodwill
Balance as at beginning of year	2,264	1,840
Additions	1,141	1,101
Impairment	(8)	(110)
Amortisation	(621)	(545)
Other adjustments	21	(22)
Balance as at end of year	2,797	2,264
Parent Entity
Goodwill
Balance as at beginning of year	6,253	6,241
Additions		12
Balance as at end of year	6,253	6,253
Parent Entity | Computer software
Intangible assets other than goodwill
Balance as at beginning of year	1,992	1,653
Additions	952	940
Impairment	(8)	(99)
Amortisation	(565)	(502)
Balance as at end of year	$ 2,371	$ 1,992